    As Filed with the Securities and Exchange Commission on December 5, 2007

                                               File Nos. 333-60789 and 811-08941

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 23 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 26 (X)

                             THE VANTAGEPOINT FUNDS
               (Exact Name of Registrant as Specified in Charter)

         777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
               (Address of Principal Executive Offices) (Zip Code)

                                 (202) 962-8096
              (Registrant's Telephone Number, Including Area Code)

                            Angela Montez, Secretary
                    777 North Capitol Street, N.E., Ste. 600
                              Washington, DC 20002
               (Name and Address of Agent for Service of Process)

                                 With Copies to:
                            Kathryn B. McGrath, Esq.
                    Senior Vice President and General Counsel
                          ICMA- Retirement Corporation
                     777 North Capitol Street, N.E. Ste 600
                              Washington, DC 20002
(

It is proposed that this filing will become effective (check appropriate box):

          immediately upon filing pursuant to paragraph (b) of rule 485
     ---

          on (     ) pursuant to paragraph (b) of rule 485
     ---

          60 days after filing pursuant to paragraph (a)(1) of rule 485
     ---

          on (date) pursuant to paragraph (a)(1) of rule 485
     ---

      x   75 days after filing pursuant to paragraph (a)(2) of rule 485
     ---

          on (     ) pursuant to paragraph (a)(2) of rule 485
     ---

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No.23 to the Registration Statement of The Vantagepoint Funds (the "Fund") incorporates by reference Part A and Part B of Post-Effective Amendment No. 22 as previously filed.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(b)       Exhibits

(a) Agreement and Declaration of Trust of The Vantagepoint Funds (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(b) By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(c)       Not applicable.

(d)(1) Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors, LLC ("VIA") incorporated herein by reference to Exhibit (d)(i) of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(d)(2) Second Master Investment Advisory Agreement between VIA and the Registrant on behalf of the Milestone Funds, is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(3) Amendment to Master Investment Advisory Agreement dated July 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(4) Fee Waiver Agreement re: Milestone Funds is incorporated herein by reference to exhibit (d)(4) of Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(5)    Subadvisory Agreement - Capital Guardian Trust Company re:
          International Fund incorporated herein by reference to exhibit (d)(5) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(6) Amendment No. 2 to Subadvisory Agreement - Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(7) Subadvisory Agreement - Capital Guardian Trust Company dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(8) Subadvisory Agreement - Fidelity Management Trust Company re: Growth Fund incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(9) Amendment No. 2 to Subadvisory Agreement - Fidelity Management Trust Company re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(10) Subadvisory Agreement -Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to exhibit (d)(11) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(11) Amendment No. 2 to Subadvisory Agreement - Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(12) Amendment No. 3 to Subadvisory Agreement -Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(13) Subadvisory Agreement - Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(14) Amendment No. 2 to Subadvisory Agreement - Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(15) Subadvisory Agreement - Capital Guardian Trust Company re: Growth & Income Fund incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(16) Amendment No. 2 to Subadvisory Agreement - Capital Guardian Trust Company re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(17) Subadvisory Agreement - Capital Guardian Trust Company re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(18)   Subadvisory Agreement - Barrow, Hanley, Mewhinney & Strauss, Inc. re:
          Equity Income Fund incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(19) Amendment No. 2 to Subadvisory Agreement - Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(20)   Subadvisory Agreement - Barrow, Hanley, Mewhinney &Strauss, Inc. re:
          Equity Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(21) Subadvisory Agreement - T. Rowe Price Associates re: the Equity Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(22) Amendment No. 2 to Subadvisory Agreement - T. Rowe Price Associates, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(23) Subadvisory Agreement - T. Rowe Price Associates, Inc. re: Equity Income Fund dated 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(24) Subadvisory Agreement - Mellon Capital Management re: the Asset Allocation Fund incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(25) Amendment No. 2 to Subadvisory Agreement - Mellon Capital Management Corporation re: the Asset Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(26) Amendment No. 3 to the Subadvisory Agreements - Mellon Capital Management relating to Core Bond Index Fund, US Government Securities Fund and Overseas Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(27) Subadvisory Agreement -Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(28)   Amendment No. 2 to Subadvisory Agreement - Payden & Rygel re:
          Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(29) Subadvisory Agreement - Payden & Rygel re: Short-Term Bond Fund -dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(30) Subadvisory Agreement - Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(31) Amendment No. 2 to Subadvisory Agreement - Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(32) Amendment to Subadvisory Agreement - Southeastern Asset Management, Inc. dated December 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(33) Subadvisory Agreement - Peregrine Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(34) Amendment to Subadvisory Agreement - Peregrine Capital Management, Inc. re: the Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(35)   Subadvisory Agreement - Southeastern Asset Management, Inc. re:
          Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(36) Amendment No. 2 to Subadvisory Agreement - Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(37) Amendment to Subadvisory Agreement - Southeastern Asset Management, Inc. dated February 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(38)   Subadvisory Agreement - Wellington Management Company, LLP Re:
          Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(39) Amendment to Subadvisory Agreement - Wellington Management Company, LLP re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(40)   Subadvisory Agreement - Artisan Partners Limited Partnership re:
          International Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(41) Amendment No. 2 to Subadvisory Agreement - Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(42) Subadvisory Agreement - T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(43) Amendment to the Subadvisory Agreement - T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(44) Subadvisory Agreement - T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17filed on April 26, 2006.

(d)(45)   Subadvisory Agreement - Mellon Capital Management Corporation. re:
          Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No.10 filed on March 2, 2004

(d)(46) Amendment to the Subadvisory Agreement - Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(47)   Subadvisory Agreement - Mellon Capital Management Corporation. re:
          Broad Market Index Fund is incorporated herein by reference to exhibit
          (d)(37) of Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(48) Amendment to the Subadvisory Agreement - Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(49)   Subadvisory Agreement - Mellon Capital Management Corporation. re:
          Overseas Equity Index is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(50) Amendment to the Subadvisory Agreement - Mellon Capital Management Corporation re: Overseas Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(51)   Subadvisory Agreement - Mellon Capital Management Corporation. re:
          Core Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(52) Amendment to the Subadvisory Agreement - Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(53) Subadvisory Agreement - Mellon Capital Management Corporation re: S&P 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(54)   Amendment to the Subadvisory Agreement - Mellon Capital Management re:
          Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(55) Subadvisory Agreement - Mellon Capital Management Corporation re: US Government Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(56) Amendment to the Subadvisory Agreement - Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(57) Subadvisory Agreement - STW Fixed Income Management Ltd. re: the Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(58) Subadvisory Agreement - Wellington Management Company, LLP re: Growth & Income Fund incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(59) Amendment No. 2 to the Subadvisory Agreement - Wellington Management Company, LLP re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(60) Subadvisory Agreement - Wellington Management Company, LLP re: Growth & Income Fund dated February 9, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(61) Subadvisory Agreement - T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(62) Amendment No. 2 to the Subadvisory Agreement - T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(63) Subadvisory Agreement - T. Rowe Price Associates, Inc. re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(64) Form of Amendment to Subadvisory Agreements is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(65) Subadvisory Agreement - Legg Mason Capital Management, Inc. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(66) Subadvisory Agreement - Goldman Sachs Asset Management L.P. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(67) Subadvisory Agreement - Westfield Capital Management, LLC re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(68)   Subadvisory Agreement - Walter Scott & Partners, Limited re:
          International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(69)   Revised Subadvisory Agreement -Walter Scott & Partners, Limited re:
          International Fund dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(70) Subadvisory Agreement - GlobeFlex Capital, L.P. re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(71)   Subadvisory Agreement - Legg Mason Capital Management, Inc. re:
          Aggressive Opportunities Fund dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(72) Subadvisory Agreement - TimesSquare Capital Management, LLC dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(73) Amendment to Subadvisory Agreement -Peregrine Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(74)   Subadvisory Agreement - Fischer Francis Trees & Watts, Inc. re:
          Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(75)   Subadvisory Agreement - Pacific Investment Management Company, LLC re:
          Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(76)   Subadvisory Agreement - Wellington Management Company, LLP re:
          Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(77) Subadvisory Agreement - Payden & Rygel re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(78)   Subadvisory Agreement - Goldman Sachs Asset Management, L.P. re:
          Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(79)   Subadvisory Agreement - Systematic Financial Management L.P. re:
          Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(80) Subadvisory Agreement - WEDGE Capital Management L.L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(81) Subadvisory Agreement - Payden & Rygel re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(82)   Subadvisory Agreement - Mellon Capital Management Corporation re:
          Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(83) Subadvisory Agreement - Drake Partners LLC re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(84) Subadvisory Agreement - Analytic Investors, Inc. re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(85) Subadvisory Agreement - BlackRock Financial Management, Inc. re: the Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(86) Fee Waiver Agreement Payden & Rygel re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(e) Distribution Agreement between the Registrant and ICMA-RC Services LLC incorporated herein by reference to Pre-Effective Amendment No. 3, filed on April 26, 1999.

(f)       Not applicable.

(g)(1) Custody Agreement between Registrant and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(g)(2) Amendment to Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(h)(1) Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(h)(2) Amendment to the Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(h)(3) Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(h)(4) Amendment to the Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(i)       Not applicable

(j)       Not applicable

(k)       Not applicable.

(l) Purchase Agreement incorporated herein by reference to Pre-Effective Amendment No. 3, filed on April 26, 1999.

(m)       Not applicable.

(n)       Not applicable.

(o)(1) Rule 18f-3 Plan amended August 30, 2004, incorporated by reference to Post-Effective Amendment No.12 filed September 23, 2004.

(p)(1) The Vantagepoint Funds' Policy on Personal Investment Activity and Prevention of the Misuse of Inside Information amended on March 14, 2007 is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(2) Code of Ethics for Brown Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(3) Code of Ethics for Payden & Rygel Investment Counsel is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(4) Code of Ethics for Tukman Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(5) Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, Inc is incorporated herein by reference to Post-Effective No.16 filed on April 29, 2005.

(p)(6) Code of Ethics for Capital Guardian Trust Company is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(7) Code of Ethics for Fidelity Management Trust Company is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(8) Code of Ethics for Mellon Capital Management Corporation is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(9) Code of Ethics for T. Rowe Price Associates, Inc. is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(10) Code of Ethics for Wellington Management Company, LLP is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(11) Code of Ethics for Southeastern Asset Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(12) Code of Ethics for Peregrine Capital Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(13) Code of Ethics for Artisan Partners Limited Partnership is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(14) Code of Ethics for STW Fixed Income Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(15) Code of Ethics of GlobeFlex Capital, L.P. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(16) Code of Ethics of Legg Mason Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(17) Code of Ethics for Goldman Sachs Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(18) Code of Ethics for Walter Scott & Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(19) Code of Ethics for Westfield Capital Management Company, LLC is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(20) Code of Ethics and Appendix thereto for Pacific Investment Management Company, LLC is incorporated herein by reference to Post-Effective Amendment No. 18 filed on February 28, 2007.

(p)(21) Code of Ethics for Fisher Francis Trees & Watts, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 filed on February 28, 2007

(p)(22) Code of Ethics for TimesSquare Capital Management is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(23) Code of Ethics for Analytic Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(24) Code Ethics for Systematic Financial Management L.P. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(25) Code of Ethics of Drake Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(26) Code of Ethics of WEDGE Capital Management L.L.P is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(27) Code of Ethics of BlackRock Financial Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

ITEM 25. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

VIA, the investment adviser for the Funds, is wholly owned by the ICMA Retirement Corporation, which is itself a registered investment adviser. The ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans.

ITEM 27. PRINCIPAL UNDERWRITER

ICMA-RC Services LLC ("RC Services") serves as distributor and principal underwriter. RC Services does not serve as distributor to any other investment company.

Names and Principal   Positions and Offices   Positions and Offices
Business Address      with Underwriter        with Fund
-------------------   ---------------------   ---------------------
Joan McCallen         President               President
Gerard P. Maus        Treasurer & Chief       Treasurer & Chief
                         Financial Officer       Financial Officer
Angela Montez         Secretary               Secretary

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documentation required by Section 31(a) of the Investment Company Act of 1940 and the Rules under that Section will be maintained in the physical possession of Registrant, the Registrant's investment adviser, VIA, and the Registrant's transfer agent, VTA, which has a place of business at 777 North Capital Street, NE, Ste. 600, Washington, DC 20002, and the Registrant's custodian, IBT, which has a place of business at 200 Clarendon Street, 16th Floor, Boston, MA 02116.

ITEM 29. MANAGEMENT SERVICES

Reference is made to the discussion in this Statement of Additional Information regarding the ICMA Retirement Corporation, ICMA-RC Services, LLC, and Vantagepoint Transfer Agents, LCC, under the heading "Investment Advisory and Other Services."

ITEM 30. UNDERTAKINGS

     None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 23 to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 5th day of December, 2007.

                                        THE VANTAGEPOINT FUNDS

                                        /s/ Joan McCallen
                                        ----------------------------------------
                                        Joan McCallen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

             Signatures                       Title                  Date
------------------------------------   -------------------   -------------------


/s/ Joan McCallen                      President             December 5, 2007
------------------------------------
Joan McCallen


/s/ Gerard P. Maus                     Treasurer and Chief   December 5, 2007
------------------------------------   Financial Officer
Gerard P. Maus


         *                             Director              December 5, 2007
------------------------------------
N. Anthony Calhoun


         *                             Director              December 5, 2007
------------------------------------
Donna Gilding


         *                             Director              December 5, 2007
------------------------------------
Arthur Lynch


         *                             Director              December 5, 2007
------------------------------------
Timothy M. O'Brien


         *                             Director              December 5, 2007
------------------------------------
Alison Rudolf


         *                             Director              December 5, 2007
------------------------------------
Robin L. Wiessmann


         *                             Director              December 5, 2007
------------------------------------
Robert A. Rudell


*By /s/ Angela C. Montez
    --------------------------------
    Angela C. Montez
    Attorney-in-Fact